Shareholder Report, Average Annual Return (Details)	5 Months Ended	12 Months Ended	60 Months Ended	91 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000209798
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Admiral Shares
C000012204
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
C000012206
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		15.14%	6.63%		10.09%
C000012209
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		4.61%	5.56%		8.61%
C000012210
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000012213
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		2.83%	7.35%		8.80%
C000012215
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		2.19%	4.98%		13.25%
C000012217
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		7.08%	6.63%		7.72%
C000012219
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		46.09%	25.84%		10.36%
C000012221
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		8.74%	10.51%		13.07%
C000012223
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		27.61%	5.59%		10.78%
C000012225
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		16.40%	12.46%		13.32%
C000012227
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		38.91%	18.50%		24.49%
C000012228
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000055210
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		20.96%	13.32%		16.10%
C000055209
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
C000055213
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		26.31%	12.90%		12.96%
C000055212
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
C000271969
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent	9.46%
C000271970
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent	6.39%
Without Sales Load [Member] | C000209798
Average Annual Return [Line Items]
Average Annual Return, Percent		20.12%	11.87%	16.74%
Without Sales Load [Member] | C000012204
Average Annual Return [Line Items]
Average Annual Return, Percent		20.19%	11.90%		15.84%
Without Sales Load [Member] | C000012206
Average Annual Return [Line Items]
Average Annual Return, Percent		15.17%	6.62%		10.09%
Without Sales Load [Member] | C000012205
Average Annual Return [Line Items]
Average Annual Return, Percent		15.17%	6.63%		10.09%
Without Sales Load [Member] | C000012209
Average Annual Return [Line Items]
Average Annual Return, Percent		4.61%	5.56%		8.59%
Without Sales Load [Member] | C000012208
Average Annual Return [Line Items]
Average Annual Return, Percent		4.61%	5.56%		8.60%
Without Sales Load [Member] | C000012210
Average Annual Return [Line Items]
Average Annual Return, Percent		4.78%	5.59%		15.36%
Without Sales Load [Member] | C000012211
Average Annual Return [Line Items]
Average Annual Return, Percent		4.90%	5.69%		15.48%
Without Sales Load [Member] | C000012213
Average Annual Return [Line Items]
Average Annual Return, Percent		2.75%	7.34%		8.79%
Without Sales Load [Member] | C000012212
Average Annual Return [Line Items]
Average Annual Return, Percent		2.75%	7.35%		8.80%
Without Sales Load [Member] | C000012215
Average Annual Return [Line Items]
Average Annual Return, Percent		2.19%	4.99%		13.25%
Without Sales Load [Member] | C000012214
Average Annual Return [Line Items]
Average Annual Return, Percent		2.19%	4.99%		13.26%
Without Sales Load [Member] | C000012217
Average Annual Return [Line Items]
Average Annual Return, Percent		7.05%	6.63%		7.71%
Without Sales Load [Member] | C000012216
Average Annual Return [Line Items]
Average Annual Return, Percent		7.04%	6.63%		7.72%
Without Sales Load [Member] | C000012219
Average Annual Return [Line Items]
Average Annual Return, Percent		46.05%	25.82%		10.36%
Without Sales Load [Member] | C000012218
Average Annual Return [Line Items]
Average Annual Return, Percent		46.07%	25.83%		10.38%
Without Sales Load [Member] | C000012221
Average Annual Return [Line Items]
Average Annual Return, Percent		8.71%	10.50%		13.07%
Without Sales Load [Member] | C000012220
Average Annual Return [Line Items]
Average Annual Return, Percent		8.70%	10.50%		13.07%
Without Sales Load [Member] | C000012223
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	5.58%		10.78%
Without Sales Load [Member] | C000012222
Average Annual Return [Line Items]
Average Annual Return, Percent		27.57%	5.59%		10.78%
Without Sales Load [Member] | C000012225
Average Annual Return [Line Items]
Average Annual Return, Percent		16.35%	12.44%		13.32%
Without Sales Load [Member] | C000012224
Average Annual Return [Line Items]
Average Annual Return, Percent		16.35%	12.45%		13.32%
Without Sales Load [Member] | C000012227
Average Annual Return [Line Items]
Average Annual Return, Percent		38.99%	18.50%		24.49%
Without Sales Load [Member] | C000012226
Average Annual Return [Line Items]
Average Annual Return, Percent		38.99%	18.50%		24.50%
Without Sales Load [Member] | C000012228
Average Annual Return [Line Items]
Average Annual Return, Percent		14.19%	1.15%		11.13%
Without Sales Load [Member] | C000012229
Average Annual Return [Line Items]
Average Annual Return, Percent		14.32%	1.27%		11.26%
Without Sales Load [Member] | C000055210
Average Annual Return [Line Items]
Average Annual Return, Percent		21.06%	13.32%		16.10%
Without Sales Load [Member] | C000055209
Average Annual Return [Line Items]
Average Annual Return, Percent		21.07%	13.34%		16.12%
Without Sales Load [Member] | C000055213
Average Annual Return [Line Items]
Average Annual Return, Percent		26.33%	12.90%		12.96%
Without Sales Load [Member] | C000055212
Average Annual Return [Line Items]
Average Annual Return, Percent		26.34%	12.91%		12.98%
Without Sales Load [Member] | C000271969
Average Annual Return [Line Items]
Average Annual Return, Percent	9.23%
Without Sales Load [Member] | C000271970
Average Annual Return [Line Items]
Average Annual Return, Percent	5.86%
NACC2 Index: FTSE USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE USA Index
Average Annual Return, Percent		20.06%	12.42%	16.57%
NACC2 Index: FTSE USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE USA Index
Average Annual Return, Percent		20.06%	12.42%		15.37%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US Investable Market 2500 Index
Average Annual Return, Percent		20.40%	11.90%		14.95%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US Investable Market 2500 Index
Average Annual Return, Percent		20.40%	11.90%		14.95%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US Investable Market 2500 Index
Average Annual Return, Percent		20.40%	11.90%		14.95%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US Investable Market 2500 Index
Average Annual Return, Percent		20.40%	11.90%		14.95%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent		20.15%	11.70%		14.78%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent		20.15%	11.70%		14.78%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US Investable Market 2500 Index
Average Annual Return, Percent		20.40%	11.90%		14.95%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US Investable Market 2500 Index
Average Annual Return, Percent		20.40%	11.90%		14.95%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US Investable Market 2500 Index
Average Annual Return, Percent		20.40%	11.90%		14.95%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US Investable Market 2500 Index
Average Annual Return, Percent		20.40%	11.90%		14.95%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US Investable Market 2500 Index
Average Annual Return, Percent		20.40%	11.90%		14.95%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US Investable Market 2500 Index
Average Annual Return, Percent		20.40%	11.90%		14.95%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US Investable Market 2500 Index
Average Annual Return, Percent		20.40%	11.90%		14.95%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US Investable Market 2500 Index
Average Annual Return, Percent		20.40%	11.90%		14.95%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US Investable Market 2500 Index
Average Annual Return, Percent		20.40%	11.90%		14.95%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US Investable Market 2500 Index
Average Annual Return, Percent		20.40%	11.90%		14.95%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US Investable Market 2500 Index
Average Annual Return, Percent		20.40%	11.90%		14.95%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US Investable Market 2500 Index
Average Annual Return, Percent		20.40%	11.90%		14.95%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US Investable Market 2500 Index
Average Annual Return, Percent		20.40%	11.90%		14.95%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US Investable Market 2500 Index
Average Annual Return, Percent		20.40%	11.90%		14.95%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US Investable Market 2500 Index
Average Annual Return, Percent		20.40%	11.90%		14.95%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US Investable Market 2500 Index
Average Annual Return, Percent		20.40%	11.90%		14.95%
NACC2 Index: MSCI All Country World Index ex USA Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index ex USA Net
Average Annual Return, Percent		27.35%	9.37%		9.64%
NACC2 Index: MSCI All Country World Index ex USA Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index ex USA Net
Average Annual Return, Percent		27.35%	9.37%		9.64%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent		20.15%	11.70%		14.78%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent		20.15%	11.70%		14.78%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent		20.15%	11.70%		14.78%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent		20.15%	11.70%		14.78%
NACC2 Index: MSCI All Country World Index ex USA Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index ex USA Net
Average Annual Return, Percent	7.55%
NACC2 Index: MSCI All Country World Index ex USA Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index ex USA Net
Average Annual Return, Percent	7.55%
NACC2 Index: FTSE US Choice Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE US Choice Index
Average Annual Return, Percent		20.25%	12.00%	16.88%
NACC2 Index: FTSE US Choice Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE US Choice Index
Average Annual Return, Percent		20.25%	12.00%		15.95%
NACC2 Index: MSCI U.S. Investable Market Materials 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Investable Market Materials 25/50 Index
Average Annual Return, Percent		15.28%	6.72%		10.18%
NACC2 Index: MSCI U.S. Investable Market Materials 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Investable Market Materials 25/50 Index
Average Annual Return, Percent		15.28%	6.72%		10.18%
NACC2 Index: Communication Services Spliced Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Communication Services Spliced Index
Average Annual Return, Percent		4.69%	5.52%		8.55%
NACC2 Index: Communication Services Spliced Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Communication Services Spliced Index
Average Annual Return, Percent		4.69%	5.52%		8.55%
NACC2 Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		10.82%	11.88%		17.95%
NACC2 Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		10.82%	11.88%		17.95%
NACC2 Index: MSCI U.S. Investable Market Utilities 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Investable Market Utilities 25/50 Index
Average Annual Return, Percent		2.84%	7.45%		8.90%
NACC2 Index: MSCI U.S. Investable Market Utilities 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Investable Market Utilities 25/50 Index
Average Annual Return, Percent		2.84%	7.45%		8.90%
NACC2 Index: Consumer Discretionary Spliced Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Discretionary Spliced Index
Average Annual Return, Percent		2.22%	5.06%		13.33%
NACC2 Index: Consumer Discretionary Spliced Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Discretionary Spliced Index
Average Annual Return, Percent		2.22%	5.06%		13.33%
NACC2 Index: MSCI U.S. Investable Market Consumer Staples 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Investable Market Consumer Staples 25/50 Index
Average Annual Return, Percent		7.14%	6.70%		7.80%
NACC2 Index: MSCI U.S. Investable Market Consumer Staples 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Investable Market Consumer Staples 25/50 Index
Average Annual Return, Percent		7.14%	6.70%		7.80%
NACC2 Index: MSCI U.S. Investable Market Energy 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Investable Market Energy 25/50 Index
Average Annual Return, Percent		46.16%	25.95%		10.46%
NACC2 Index: MSCI U.S. Investable Market Energy 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Investable Market Energy 25/50 Index
Average Annual Return, Percent		46.16%	25.95%		10.46%
NACC2 Index: MSCI U.S. Investable Market Financials 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Investable Market Financials 25/50 Index
Average Annual Return, Percent		8.80%	10.59%		13.17%
NACC2 Index: MSCI U.S. Investable Market Financials 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Investable Market Financials 25/50 Index
Average Annual Return, Percent		8.80%	10.59%		13.17%
NACC2 Index: MSCI U.S. Investable Market Health Care 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Investable Market Health Care 25/50 Index
Average Annual Return, Percent		27.69%	5.67%		10.86%
NACC2 Index: MSCI U.S. Investable Market Health Care 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Investable Market Health Care 25/50 Index
Average Annual Return, Percent		27.69%	5.67%		10.86%
NACC2 Index: MSCI U.S. Investable Market Industrials 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Investable Market Industrials 25/50 Index
Average Annual Return, Percent		16.44%	12.54%		13.42%
NACC2 Index: MSCI U.S. Investable Market Industrials 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Investable Market Industrials 25/50 Index
Average Annual Return, Percent		16.44%	12.54%		13.42%
NACC2 Index: Information Technology Spliced Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Information Technology Spliced Index
Average Annual Return, Percent		39.11%	18.59%		24.61%
NACC2 Index: Information Technology Spliced Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Information Technology Spliced Index
Average Annual Return, Percent		39.11%	18.59%		24.61%
NACC2 Index: Morningstar US Mega Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Mega Cap Index
Average Annual Return, Percent		21.11%	13.38%		16.16%
NACC2 Index: Morningstar US Mega Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Mega Cap Index
Average Annual Return, Percent		21.11%	13.38%		16.16%
NACC2 Index: Morningstar US Mega Cap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Mega Cap Value Index
Average Annual Return, Percent		26.41%	12.94%		13.01%
NACC2 Index: Morningstar US Mega Cap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Mega Cap Value Index
Average Annual Return, Percent		26.41%	12.94%		13.01%
NACC2 Index: S&P Developed Ex-U.S. LargeMidCap Growth (USD) NTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Developed Ex-U.S. LargeMidCap Growth (USD) NTR
Average Annual Return, Percent	9.82%
NACC2 Index: S&P Developed Ex-U.S. LargeMidCap Value (USD) NTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Developed Ex-U.S. LargeMidCap Value (USD) NTR
Average Annual Return, Percent	6.30%